Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	499.3	490.6
Common stock, shares outstanding (in shares)	499.3	490.6